PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT, AND EQUIPMENT
4.	PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment were as follows:

	December 31,
(Dollars in thousands)	2011	2010
Land and land improvements	$37,101	$37,346
Building and leasehold improvements	188,201	181,985
Machinery, equipment, and other	1,330,275	1,244,153
Construction-in-progress	31,955	38,640

Property, plant, and equipment, gross	1,587,532	1,502,124

Accumulated depreciation	(652,833)	(529,413)

Property, plant, and equipment, net	$934,699	$972,711

Depreciation expense for the year ended December 31, 2011 was $130.5 million. This includes $7.1 million of accelerated depreciation of property, plant, and equipment over a reduced remaining useful life due to the permanent shutdown of three paper machines, which is presented in Restructuring and other charges on the consolidated statements of operations. Depreciation expense was $124.9 million and $125.2 million for the years ended December 31, 2010, and 2009, respectively.